Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Current deferred tax assets
Allowance doubtful accounts	$ 205	$ 83
Accrued expenses	15,990	12,353
Deferred revenue for incentive plan	2,382
Total current deferred tax assets	18,577	12,436
Less: valuation allowance	(589)	(403)
Current deferred tax assets, net	17,988	12,033
Non-current deferred tax assets
Net operating loss carry-forwards	7,403	6,095
Total non-current deferred tax assets	7,403	6,095
Less: valuation allowance	(2,363)	(3,871)
Non-current deferred tax assets, net	5,040	2,224
Non-current deferred tax liabilities
Acquired of non-current assets	(2,461)	(1,722)
Total non-current deferred tax liabilities	$ (2,461)	$ (1,722)